Debt issued (Tables)	12 Months Ended
Dec. 31, 2021
Debt issued
Schedule of debt

			Principal amount			Balance sheet (at amortized cost) at
			USD	Currently
			equivalent	outstanding	Currently
	Issuance	Maturity	face value at	(in local	outstanding
($ in thousands)	date	date	issuance	currency)	(in USD)*	2021	2020
Burford Capital PLC
£90,000,000 issued at 6.50% fixed rate	8/19/2014	8/19/2022	$143,176	£62,028	$83,595	$83,396	$117,082
£100,000,000 issued at 6.125% fixed rate	4/26/2016	10/26/2024	$144,020	£100,000	$134,770	$134,092	$135,561
£175,000,000 issued at 5.00% fixed rate	6/1/2017	12/1/2026	$225,803	£175,000	$235,848	$234,153	$236,794

Burford Capital Finance LLC
$180,000,000 issued at 6.125% fixed rate	2/12/2018	8/12/2025	$180,000	$180,000	$180,000	$178,728	$178,377

Burford Capital Global Finance LLC
$400,000,000 issued at 6.25% fixed rate callable notes	4/5/2021	4/15/2028	$400,000	$400,000	$400,000	$392,188	$-
Total debt						$1,022,557	$667,814
*	Converted using exchange rate at December 31, 2021 of 1.3477 USD/GBP.

Schedule of changes from cash flows and non-cash changes of debt issued

($ in thousands)
Debt issued	2021	2020
At January 1	677,370	665,342
Debt issued	400,000	-
Amortized debt issue costs	(8,742)	-
Interest expense	58,647	39,048
Interest paid	(51,270)	(37,890)
Foreign exchange (loss)/gain	(5,601)	15,834
Debt buyback	(33,929)	(4,964)
At period end	1,036,475	677,370
Split:
Debt issued	1,022,557	667,814
Debt interest payable	13,918	9,556
Total debt issued	1,036,475	677,370

The table below sets forth unamortized issuance costs of the outstanding indebtedness at December 31, 2021 and 2020:

($ in thousands)	2021	2020
6.5% due Aug 2022	199	515
6.125% due Oct 2024	678	929
6.125% due Aug 2025	1,272	1,623
5.0% due Dec 2026	1,695	2,063
6.25% due Apr 2028	7,812	-

The table below sets forth the components of total finance costs of the outstanding indebtedness for the years ended December 31, 2021, 2020 and 2019:

(S in thousands)	2021	2020	2019
Debt interest expense	56,454	37,814	37,528
Debt issue costs incurred as finance costs	2,193	1,234	1,219
Total finance costs	58,647	39,048	38,747